Consolidated Schedule of Investments
September 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–11.80%(a)
U.S. Treasury Bills–11.80%
U.S. Treasury Bills	2.38%	11/07/2019	$ 13,000	$ 12,968,261
U.S. Treasury Bills	2.17%	11/29/2019	48,000	47,829,293
U.S. Treasury Bills	2.21%	12/05/2019	13,200	13,157,666
U.S. Treasury Bills	2.02%	01/09/2020	46,000	45,770,288
Total U.S. Treasury Securities (Cost $119,686,096)				119,725,508
		Expiration Date
Commodity-Linked Securities–1.84%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)		09/22/2020	7,380	7,622,359
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (b)		03/20/2020	12,950	10,975,907
Total Commodity-Linked Securities (Cost $20,330,000)				18,598,266
			Shares
Money Market Funds–82.01%(c)
Invesco Government & Agency Portfolio, Institutional Class, 1.83%			270,632,556	270,632,556
Invesco Government Money Market Fund, Cash Reserve Shares, 1.52%			42,020,098	42,020,098
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.81%			113,668,878	113,668,878
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.04%			60,740,342	60,740,342
Invesco Treasury Obligations Portfolio, Institutional Class, 1.86%			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 1.79%			156,932,556	156,932,556
Invesco V.I. Government Money Market Fund, Series I, 1.64%			16,640,310	16,640,310
Total Money Market Funds (Cost $831,958,807)				831,958,807
TOTAL INVESTMENTS IN SECURITIES–95.65% (Cost $971,974,903)				970,282,581
OTHER ASSETS LESS LIABILITIES–4.35%				44,171,947
NET ASSETS–100.00%				$1,014,454,528
Investment Abbreviations:
EMTN	– European Medium-Term Notes
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $18,598,266, which represented 1.84% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	310	November-2019	$18,128,800	$721,944	$721,944
Gasoline Reformulated Blendstock Oxygenate Blending	305	October-2019	20,066,865	(1,062,609)	(1,062,609)
New York Harbor Ultra-Low Sulfur Diesel	109	February-2020	8,443,663	135,602	135,602
Silver	279	December-2019	23,712,210	(255,178)	(255,178)
WTI Crude	165	December-2019	8,860,500	222,382	222,382
Subtotal				(237,859)	(237,859)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	607	December-2019	$46,283,750	$(1,683,696)	$(1,683,696)
E-Mini S&P 500 Index	407	December-2019	60,612,475	(516,699)	(516,699)
EURO STOXX 50 Index	1,875	December-2019	72,652,002	1,045,251	1,045,251
FTSE 100 Index	877	December-2019	79,617,382	853,043	853,043
Hang Seng Index	362	October-2019	60,140,118	(39,521)	(39,521)
Tokyo Stock Price Index	654	December-2019	96,051,052	3,327,250	3,327,250
Subtotal				2,985,628	2,985,628
Interest Rate Risk
Australia 10 Year Bonds	2,972	December-2019	295,575,580	2,931,011	2,931,011
Canada 10 Year Bonds	2,504	December-2019	269,517,606	(3,391,417)	(3,391,417)
Long Gilt	268	December-2019	44,234,667	285,739	285,739
U.S. Treasury Long Bonds	698	December-2019	113,294,125	(760,823)	(760,823)
Subtotal				(935,490)	(935,490)
Total Futures Contracts				$1,812,279	$1,812,279

(a)	Futures contracts collateralized by $44,470,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	41,400	February—2020	$27,280,965	$—	$0	$0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	12,100	January—2020	11,749,746	—	0	0
Goldman Sachs International	Receive	Goldman Sachs Commodity Strategy 1103	0.40	Monthly	198,000	February—2020	12,965,426	—	588,446	588,446
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	97,000	June—2020	17,281,879	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	28,000	November—2019	1,111,860	—	0	0
Subtotal — Appreciation								—	588,446	588,446
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	Monthly	4,300	October—2019	2,016,562	—	(50,061)	(50,061)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	288,500	April—2020	20,643,848	—	(174,138)	(174,138)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	36,900	April—2020	9,378,644	—	(342,886)	(342,886)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	121,500	October—2019	14,361,920	—	(549,532)	(549,532)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	28,500	October—2019	2,464,315	—	(91,527)	(91,527)
Subtotal — Depreciation								—	(1,208,144)	(1,208,144)
Total — Total Return Swap Agreements								$—	$(619,698)	$(619,698)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $5,144,596.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	4.46%
	Corn	4.59
	Cotton No. 2	19.85
	Lean Hogs	0.63
	Live Cattle	3.22
	Soybean Meal	19.16
	Soybean Oil	4.73
	Soybeans	18.83
	Sugar No. 11	19.54
	Wheat	4.99
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	4.46%
	Corn	4.59
	Cotton No. 2	19.85
	Lean Hogs	0.63
	Live Cattle	3.22
	Soybean Meal	19.16
	Soybean Oil	4.73
	Soybeans	18.83
	Sugar No. 11	19.54
	Wheat	4.99
	Total	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Goldman Sachs Commodity Strategy 1103
	Long Futures Contracts
	Coffee ’C’	4.46%
	Corn	4.59
	Cotton No. 2	19.85
	Lean Hogs	0.63
	Live Cattle	3.22
	Soybean Meal	19.16
	Soybean Oil	4.73
	Soybeans	18.83
	Sugar No. 11	19.54
	Wheat	4.99
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$119,725,508	$—	$119,725,508
Commodity-Linked Securities	—	18,598,266	—	18,598,266
Money Market Funds	831,958,807	—	—	831,958,807
Total Investments in Securities	831,958,807	138,323,774	—	970,282,581
Other Investments - Assets*
Futures Contracts	9,522,222	—	—	9,522,222
Swap Agreements	—	588,446	—	588,446
	9,522,222	588,446	—	10,110,668
Other Investments - Liabilities*
Futures Contracts	(7,709,943)	—	—	(7,709,943)
Swap Agreements	—	(1,208,144)	—	(1,208,144)
	(7,709,943)	(1,208,144)	—	(8,918,087)
Total Other Investments	1,812,279	(619,698)	—	1,192,581
Total Investments	$833,771,086	$137,704,076	$—	$971,475,162

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund